UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to March 31, 2026

May 5, 2026

Date of Report

BNP Paribas US Wholesale Holdings, Corp.

(Exact name of securitizer as specified in its charter)

None	0001476672
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Daniel J. Vinson, Managing Director, (646) -523-8841

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly periods pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), BNP Paribas US Wholesale Holdings, Corp. has indicated by check mark that there is no activity for the specified quarterly periods.

Explanatory Note 1:

This Form ABS-15G/A is filed in respect of each quarterly reporting period commencing on January 1, 2025 through and including the quarterly period ending on March 31, 2026, pursuant to Rule 15Ga-1(c)(2).

Explanatory Note 2:

This Form ABS-15G/A contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense. We have attempted to gather the information required by this Form ABS-15G/A and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form-ABS 15G/A has not been verified by any third party.

Explanatory Note 3:

This Form ABS-15G/A is being filed to correct the name of the securitizer appearing on the cover page hereto and amends and restates in its entirety the prior Form ABS-15G filed on same date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 5, 2026	BNP PARIBAS US WHOLESALE HOLDINGS, CORP.
(Securitizer)

	By:	/s/ Daniel Vinson
		Name:	Daniel Vinson
		Title:	Managing Director

	By:	/s/ Todd Roth
		Name:	Todd Roth
		Title:	Managing Director